Non-Current Trade Receivables And Other Non-Current Assets - Summary of Detailed Information About Non-current Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 0	€ 2,209
Mesoblast license agreement [member]
Disclosure of other non current assets [line items]
Non-current trade receivables Mesoblast license agreement	€ 0	€ 2,209